Financial Assets and Financial Liabilities - Summary of Maximum Exposure Loss from Continuing Involvement Derecognized Financial Assets (Details) - Financial assets at fair value through profit or loss - Subordinate debt - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	₩ 10,652	₩ 13,202
Fair value of continuing involvement	10,652	13,202
Discovery 2nd Securitization Specialty Co., Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	5,189	5,190
Fair value of continuing involvement	5,189	5,190
FK 1411 ABS Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement		1,062
Fair value of continuing involvement		1,062
AP 3B ABS Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement		646
Fair value of continuing involvement		646
AP 4D ABS Ltd.
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of continuing involvement	5,463	6,304
Fair value of continuing involvement	₩ 5,463	₩ 6,304